Strive Enhanced Income Short Maturity ETF
Schedule of Investments
as of October 31, 2023 (Unaudited)

ASSET-BACKED SECURITIES - 29.7%	Par	Value
ACHV ABS Trust
Series 2023-1PL, Class C, 7.42%, 03/18/2030 (a)	$350,000	$350,837
Series 2023-2PL, Class C, 7.27%, 05/20/2030 (a)	425,000	424,862
Series 2023-4CP, Class B, 7.24%, 11/25/2030 (a)	350,000	350,629
ACM Auto Trust, Series 2023-2A, Class A, 7.97%, 06/20/2030 (a)	302,280	302,541
Affirm, Inc., Series 2023-B, Class A, 6.82%, 09/15/2028 (a)	300,000	300,235
Aqua Finance Trust, Series 2017-A, Class B, 6.61%, 11/15/2035 (a)	200,000	198,506
Avis Budget Car Rental LLC, Series 2020-1A, Class A, 2.33%, 08/20/2026 (a)	500,000	470,744
BA Credit Card Trust, Series 2021-A1, Class A1, 0.44%, 09/15/2026	30,000	29,293
Bank of Montreal, Series 2021-1A, Class A, 0.53%, 11/21/2025 (a)	300,000	291,519
Canadian Imperial Bank of Commerce, Series 2021-1A, Class A, 0.60%, 04/15/2027 (a)	300,000	293,304
Capital One Financial Corp., Series 2021-A1, Class A1, 0.55%, 07/15/2026	683,000	658,374
CarMax Auto Owner Trust, Series 2023-4, Class A2A, 6.08%, 12/15/2026	200,000	199,879
Citibank N.A., Series 2017-A5, Class A5, 6.07% (1 mo. Term SOFR + 0.73%), 04/22/2026 (b)	475,000	476,235
CPS Auto Trust, Series 2019-C, Class F, 6.94%, 09/15/2026 (a)	500,000	500,314
Exeter Automobile Receivables Trust, Series 2023-4A, Class A2, 6.07%, 12/15/2025	200,000	199,711
Flagship Credit Auto Trust, Series 2019-4, Class D, 3.12%, 01/15/2026 (a)	420,000	411,710
FREED ABS Trust, Series 2021-3FP, Class D, 2.37%, 11/20/2028 (a)	200,000	189,531
GLS Auto Receivables Trust, Series 2023-1A, Class B, 6.19%, 06/15/2027 (a)	100,000	99,129
Hertz Global Holdings, Inc., Series 2021-1A, Class A, 1.21%, 12/26/2025 (a)	300,000	286,258
Hertz Vehicle Financing LLC, Series 2022-3A, Class B, 3.86%, 03/25/2025 (a)	250,000	249,049
Honda Auto Receivables Owner Trust, Series 2023-4, Class B, 6.63%, 02/14/2028 (a)	400,000	399,989
LAD Auto Receivables Trust
Series 2023-3A, Class A2, 6.09%, 06/15/2026 (a)	300,000	299,833
Series 2023-3A, Class A3, 6.12%, 09/15/2027 (a)	385,000	383,316
Lendbuzz Securitization Trust
Series 2021-1A, Class A, 1.46%, 06/15/2026 (a)	81,536	77,336
Series 2023-3A, Class A2, 7.50%, 12/15/2028 (a)	100,000	99,496
Marlette Funding Trust
Series 2021-3A, Class C, 1.81%, 12/15/2031 (a)	370,750	346,708
Series 2022-3A, Class B, 5.95%, 11/15/2032 (a)	300,000	297,295
Mercury Financial Credit Card Master Trust, Series 2023-1A, Class A, 8.04%, 09/20/2027 (a)	150,000	150,548
Octane Receivables Trust, Series 2023-3A, Class A2, 6.44%, 03/20/2029 (a)	500,000	500,504
Pagaya AI Debt Selection Trust
Series 2020-3, Class C, 6.43%, 05/17/2027 (a)	192,361	192,141
Series 2021-1, Class B, 2.13%, 11/15/2027 (a)	180,152	178,721
Series 2021-3, Class B, 1.74%, 05/15/2029 (a)	299,984	294,862
Series 2021-HG1, Class B, 1.82%, 01/16/2029 (a)	163,498	155,083
Series 2023-1, Class A, 7.56%, 07/15/2030 (a)	206,562	207,457
Series 2023-5, Class B, 7.63%, 04/15/2031 (a)	400,000	400,364
Prestige Auto Receivables Trust
Series 2023-1A, Class A2, 5.88%, 03/16/2026 (a)	110,000	109,948
Series 2023-2A, Class A2, 6.24%, 01/15/2027 (a)	400,000	399,969
Series 2023-2A, Class B, 6.64%, 12/15/2027 (a)	400,000	399,969
Series 2023-2A, Class C, 7.12%, 08/15/2029 (a)	200,000	199,970
Progress Residential Trust, Series 2020-SFR1, Class A, 1.73%, 04/17/2037 (a)	497,772	467,448
Prosper Marketplace Issuance Trust, Series 2023-1A, Class A, 7.06%, 07/16/2029 (a)	139,362	139,669
Research-Driven Pagaya Motor Asset Trust, Series 2023-3A, Class A, 7.13%, 01/26/2032 (a)	200,000	199,555
Santander Consumer USA Holdings, Inc.
Series 2023-4, Class A2, 6.18%, 02/16/2027	500,000	499,421
Series 2023-5, Class A2, 6.31%, 07/15/2027	100,000	100,000
Tricolor Auto Securitization Trust, Series 2021-1A, Class E, 3.23%, 09/15/2026 (a)	300,000	295,195
Upstart Pass-Through Trust Series, Series 2022-ST1, Class A, 2.60%, 03/20/2030 (a)	180,648	174,229
Upstart Securitization Trust
Series 2021-5, Class B, 2.49%, 11/20/2031 (a)	300,000	288,047
Series 2022-2, Class B, 6.10%, 05/20/2032 (a)	400,000	396,291
Series 2023-3, Class A, 6.90%, 10/20/2033 (a)	300,000	298,672
Verizon Master Trust, Series 2023-5, Class A1B, 6.00% (30 day avg SOFR US + 0.68%), 09/08/2028 (b)	300,000	300,748
Westlake Automobile Receivables Trust, Series 2023-P1, Class A2, 5.89%, 02/16/2027 (a)	135,000	134,762
TOTAL ASSET-BACKED SECURITIES (Cost $14,654,525)		14,670,206

CORPORATE BONDS - 24.4%	Par	Value
Aerospace & Defense - 0.4%
RTX Corp., 3.20%, 03/15/2024	200,000	197,956

Automotive - 0.7%
American Honda Finance Corp., 0.75%, 08/09/2024	125,000	120,221
General Motors Financial Co., Inc., 2.90%, 02/26/2025	250,000	238,741
		358,962
Banks - 3.1%
Bank of America Corp., 4.00%, 04/01/2024	250,000	248,105
Bank of Montreal, 2.50%, 06/28/2024	250,000	244,478
HSBC USA, Inc., 3.75%, 05/24/2024	250,000	246,773
JPMorgan Chase & Co., 3.63%, 05/13/2024	250,000	246,888
PNC Financial Services Group, Inc., 3.90%, 04/29/2024	250,000	247,058
Toronto-Dominion Bank (The), 3.25%, 03/11/2024	250,000	247,616
Truist Financial Corp., 2.50%, 08/01/2024	100,000	97,254
		1,578,172
Biotechnology - 0.5%
AbbVie, Inc., 3.85%, 06/15/2024	250,000	246,651

Capital Markets - 1.0%
Goldman Sachs Group, Inc., 3.85%, 07/08/2024	250,000	246,331
Morgan Stanley, 3.88%, 04/29/2024	250,000	247,711
		494,042
Chemicals - 1.0%
Eastman Chemical Co., 3.80%, 03/15/2025	250,000	241,810
Sherwin-Williams Co., 4.05%, 08/08/2024	250,000	246,304
		488,114
Construction Materials - 0.5%
Martin Marietta Materials, Inc., 4.25%, 07/02/2024	250,000	247,403

Consumer Finance - 1.0%
American Express Co., 2.50%, 07/30/2024	250,000	243,878
Capital One Financial Corp., 3.30%, 10/30/2024	250,000	242,460
		486,338
Diversified Telecommunication Services - 0.5%
AT&T, Inc., 0.90%, 03/25/2024	250,000	244,997

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., 3.20%, 04/01/2024	250,000	247,235

Entertainment - 0.6%
Walt Disney Co., 7.75%, 01/20/2024	300,000	301,042

Finance Companies - 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.88%, 08/14/2024	250,000	243,040

Financial Services - 1.0%
Fiserv, Inc., 2.75%, 07/01/2024	250,000	244,610
Global Payments, Inc., 2.65%, 02/15/2025	250,000	238,430
		483,040
Food & Beverage - 0.5%
Mondelez International Holdings Netherlands BV, 2.25%, 09/19/2024 (a)	250,000	241,957

Food Products - 0.5%
Conagra Brands, Inc., 4.30%, 05/01/2024	250,000	247,679

Ground Transportation - 0.5%
Ryder System, Inc., 2.50%, 09/01/2024	250,000	242,645

Health Care Equipment & Supplies - 1.3%
Becton Dickinson & Co., 3.36%, 06/06/2024	250,000	246,086
GE HealthCare Technologies, Inc., 5.55%, 11/15/2024	250,000	248,855
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/2024	150,000	142,868
		637,809
Health Care Providers & Services - 0.9%
Laboratory Corp. of America Holdings
2.30%, 12/01/2024	200,000	192,179
4.00%, 11/01/2023	250,000	250,000
		442,179
Household Durables - 0.5%
Lennar Corp., 4.50%, 04/30/2024	250,000	248,034

IT Services - 0.2%
International Business Machines Corp., 3.63%, 02/12/2024	100,000	99,403

Leisure Products - 0.5%
Brunswick Corp., 0.85%, 08/18/2024	250,000	239,272

Media - 0.4%
Comcast Corp., 3.70%, 04/15/2024	200,000	198,196

Metals & Mining - 0.5%
Freeport-McMoRan, Inc., 4.55%, 11/14/2024	250,000	244,926

Midstream - 0.8%
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/2025	250,000	248,702
Sabine Pass Liquefaction LLC, 5.75%, 05/15/2024	150,000	149,775
		398,477
Oil, Gas & Consumable Fuels - 4.3%
Continental Resources, Inc., 3.80%, 06/01/2024	250,000	246,253
EQT Corp., 6.13%, 02/01/2025	250,000	249,373
Kinder Morgan Energy Partners LP, 4.30%, 05/01/2024	250,000	247,765
MPLX LP, 4.88%, 12/01/2024	250,000	246,687
Occidental Petroleum Corp., 6.95%, 07/01/2024	500,000	503,314
Spectra Energy Partners LP, 4.75%, 03/15/2024	100,000	99,531
TransCanada PipeLines Ltd., 1.00%, 10/12/2024	100,000	95,225
Western Midstream Operating LP, 3.10%, 02/01/2025	250,000	240,418
Williams Cos., Inc., 4.55%, 06/24/2024	250,000	247,441
		2,176,007
Specialized REITs - 0.5%
American Tower Corp., 2.95%, 01/15/2025	250,000	240,711

Specialty Retail - 0.5%
AutoNation, Inc., 3.50%, 11/15/2024	250,000	242,680

Technology - 0.5%
Dell International LLC / EMC Corp., 4.00%, 07/15/2024	250,000	246,538

Trading Companies & Distributors - 0.5%
GATX Corp., 3.25%, 03/30/2025	250,000	240,075

Trucking & Leasing - 0.2%
Penske Truck Leasing Co. Lp / PTL Finance Corp., 3.90%, 02/01/2024 (a)	100,000	99,438
TOTAL CORPORATE BONDS (Cost $12,112,774)		12,103,018

COLLATERALIZED MORTGAGE OBLIGATIONS - 22.7%	Par	Value
A&D Mortgage LLC
Series 2023-NQM4, Class A1, 7.47%, 09/25/2068 (a)(c)	200,000	201,419
Series 2023-NQM4, Class A3, 8.10%, 09/25/2068 (a)(c)	200,000	201,563
Cross Mortgage Trust, Series 2023-H2, Class A1A, 7.14%, 11/25/2068 (a)(c)	500,000	499,999
Fannie Mae Connecticut Avenue Securities, Series 2023-R07, Class 2M1, 7.26% (30 day avg SOFR US + 1.95%), 09/25/2043 (a)(b)	245,168	246,011
Federal Home Loan Mortgage Corp.
Series K-F100, Class AS, 5.50% (30 day avg SOFR US + 0.18%), 01/25/2028 (b)	498,790	493,408
Series K-F101, Class AS, 5.52% (30 day avg SOFR US + 0.20%), 01/25/2031 (b)	440,794	427,700
Series K-F113, Class AS, 5.55% (30 day avg SOFR US + 0.23%), 05/25/2028 (b)	521,762	515,518
Series K-F115, Class AS, 5.53% (30 day avg SOFR US + 0.21%), 06/25/2031 (b)	146,464	143,777
Series K-F117, Class AS, 5.56% (30 day avg SOFR US + 0.24%), 06/25/2031 (b)	549,422	542,047
Series KF129, Class AS, 5.57% (30 day avg SOFR US + 0.25%), 01/25/2029 (b)	484,928	476,927
Series KF133, Class AS, 5.69% (30 day avg SOFR US + 0.37%), 02/25/2029 (b)	481,351	476,270
Series KF57, Class A, 5.97% (30 day avg SOFR US + 0.65%), 12/25/2028 (b)	1,007,956	1,007,204
Series KF59, Class A, 5.97% (30 day avg SOFR US + 0.65%), 02/25/2029 (b)	1,008,598	1,007,801
Series KF75, Class AS, 5.87% (SOFR 1M Historical Calendar Day Compounded + 0.55%), 12/25/2029 (b)	484,929	481,804
Series KF90, Class AS, 5.70% (30 day avg SOFR US + 0.38%), 09/25/2030 (b)	484,589	476,430
Series KF96, Class AL, 0.40% (30 day avg SOFR US + 0.37%), 12/25/2030 (b)	1,007,333	996,630
Series KF97, Class AS, 5.57% (30 day avg SOFR US + 0.25%), 12/25/2030 (b)	571,955	562,267
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class M1, 6.17% (30 day avg SOFR US + 0.85%), 11/25/2041 (a)(b)	465,539	463,316
Series 2022-DNA3, Class M1A, 7.32% (30 day avg SOFR US + 2.00%), 04/25/2042 (a)(b)	340,266	344,112
Series 2022-DNA5, Class M1A, 8.27% (30 day avg SOFR US + 2.95%), 06/25/2042 (a)(b)	431,279	442,445
Series 2022-HQA3, Class M1A, 7.62% (30 day avg SOFR US + 2.30%), 08/25/2042 (a)(b)	254,246	258,541
Home RE Ltd., Series 2023-1, Class M1A, 7.47% (30 day avg SOFR US + 2.15%), 10/25/2033 (a)(b)	500,000	500,947
Sequoia Mortgage Trust, Series 2023-4, Class A10, 6.00%, 11/25/2053 (a)(b)	500,000	495,188
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,253,997)		11,261,324

COLLATERALIZED LOAN OBLIGATIONS - 6.9%	Par	Value
Apidos CLO
Series 2015-20A, Class A1RA, 6.76% (3 mo. Term SOFR + 1.36%), 07/16/2031 (a)(b)	546,228	543,469
Series XXXA, Class A1A, 6.80% (3 mo. Term SOFR + 1.40%), 10/18/2031 (a)(b)	500,000	499,262
Blackstone, Inc., Series 2018-1A, Class A2, 6.67% (3 mo. Term SOFR + 1.27%), 04/15/2031 (a)(b)	492,779	490,877
Cerberus Onshore CLO LLC, Series 2020-1A, Class A, 7.51% (3 mo. Term SOFR + 2.11%), 10/15/2031 (a)(b)	179,041	178,482
Golub Capital Partners CLO Ltd., Series 2013-17A, Class A1R, 7.29% (3 mo. Term SOFR + 1.91%), 10/25/2030 (a)(b)	370,345	369,726
LCM XIII LP, Series 14A, Class AR, 6.72% (3 mo. Term SOFR + 1.30%), 07/20/2031 (a)(b)	437,584	433,511
Neuberger Berman CLO Ltd., Series 2017-26A, Class AR, 6.58% (3 mo. Term SOFR + 1.18%), 10/18/2030 (a)(b)	480,933	477,745
Palmer Square CLO Ltd., Series 2018-1A, Class A1, 6.69% (3 mo. Term SOFR + 1.29%), 04/18/2031 (a)(b)	429,119	428,708
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $3,422,174)		3,421,780

U.S. TREASURY OBLIGATIONS - 1.9%	Par	Value
United States Treasury Note/Bond, 1.50%, 02/15/2025	1,000,000	952,793
TOTAL U.S. TREASURY OBLIGATIONS (Cost $953,539)		952,793

SHORT-TERM INVESTMENTS - 26.2%
Money Market Funds - 17.4%	Shares
First American Government Obligations Fund - Class X, 5.28% (d)	8,625,133	8,625,133

U.S. Treasury Bills - 8.8%	Par
5.41%, 9/5/2024 (e)	2,300,000	2,197,738
5.39%, 10/3/2024 (e)	2,300,000	2,188,633
Total U.S. Treasury Bills		4,386,371
TOTAL SHORT-TERM INVESTMENTS (Cost $13,012,993)		13,011,504

TOTAL INVESTMENTS - 111.8% (Cost $55,410,002)		$55,420,625
Liabilities in Excess of Other Assets - (11.8)%		(5,836,027)
TOTAL NET ASSETS - 100.0%		$49,584,598

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

SOFR - Secured Overnight Financing Rate

(a)	144A restricted security.
(b)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of October 31, 2023.
(c)	Step coupon bond. The rate disclosed is as of October 31, 2023.
(d)	Rate shown is the 7-day effective yield.
(e)	The rate shown is the effective yield.

Strive Enhanced Income Short Maturity ETF

Schedule of Open Futures Contracts
as of October 31, 2023 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
3-Month Secured Overnight Financing Rate	16	June 18, 2024	$3,785,856	$(856)
3-Month Secured Overnight Financing Rate	20	September 17, 2024	4,742,320	(1,070)
				$(1,926)
Total Unrealized Appreciation (Depreciation)				$(1,926)

Strive Enhanced Income Short Maturity ETF

	Level 1	Level 2	Level 3	Total
Investments:
Asset-Backed Securities	$-	$14,670,206	$-	$14,670,206
Corporate Bonds	-	12,103,018	-	12,103,018
Collateralized Mortgage Obligations	-	11,261,324	-	11,261,324
Collateralized Loan Obligations	-	3,421,780	-	3,421,780
U.S. Treasury Obligations	-	952,793	-	952,793
Money Market Funds	8,625,133	-	-	8,625,133
U.S. Treasury Bills	-	4,386,371	-	4,386,371
Total Investments	$8,625,133	$46,795,492	$-	$55,420,625

Other Financial Instruments:*
Long
Futures	$(1,926)	$-	$-	$(1,926)
Total Long	$(1,926)	$-	$-	$(1,926)

*	The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of October 31, 2023.

Refer to the Schedule of Investments for industry classifications. During the fiscal period ended October 31, 2023, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of October 31, 2023, the Fund did not hold any securities valued by the valuation designee.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of October 31, 2023: